Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Borrowings

Note 7 - Borrowings

On November 30, 2020, RLSP entered a one-year bank loan of $2,298,851 (RMB 15 million) with Fenghua Chunhu branch, Agricultural Bank of China Co., Ltd. with the annual interest rate of 4.7%. The collateral pledged for the loan was the land use right with appraisal value of $5.44 million (approximately RMB 35.2 million). RLSP repaid RMB 2 million and renewed $2,017,005 (RMB 13 million) loan on November 30, 2021 with one-year term. The loan was fully paid back on November 2022.

On April 30, 2021, RLSP borrowed $774,401 (RMB 5 million) short-term loan from an unrelated entity guaranteed by an individual person. The loan has a monthly interest rate of 1% with the due date on June 15, 2021. Pursuant to the loan agreement, the interest rate will increase to 2% monthly if RLSP is in default of loan terms and the lender may further obtain 5% of RLSP’s ownership. On November 10, 2021, RLSP extended the maturity date of the loan till April 30, 2022 with the other loan terms remain the same and the two parties have verbally agreed to extend the due date to December 31, 2023. As of September 30, 2023 and December 31, 2022, the loan balances were $260,238 (RMB 1.9 million) and $275,474 (RMB 1.9 million), respectively.

On September 1, 2021, RLSP borrowed $154,832 (RMB 1 million) short-term loan from an unrelated individual. The loan has an annual interest rate of 13% with due date on August 31, 2022. RLSP has had several round financing transactions with the individual since then. As of September 30, 2023 and December 31, 2022, the individual loan balances were $65,745 (RMB 0.48 million) and $98,591 (RMB 0.68 million) respectively. Out of $150,798 loan balance, RMB500,000 loan was extended its maturity date to December 31, 2023 with no interest bearing on September 1, 2022.

On September 1, 2021, RLSP borrowed $247,732(RMB 1.6 million) short-term loan from an officer of RLSP. The loan has an annual interest rate of 8% with due date on August 31, 2022. RLSP repaid $69,256 and $85,453 back during 2022 and 2021, respectively. For the nine months ended September 30, 2023, RLSP borrowed an additional $121,229 (RMB 0.87 million) from the officer. As of September 30, 2023 and December 31, 2022, the loan balances were $178,763 (RMB1.3 million) and $61,909 (RMB 0.43 million), respectively. The loan was extended to December 31, 2023 on March 11, 2023 and the officer has waived loan interest since September 2022.

On November 30, 2021, RLSP borrowed $314,857 (RMB 2 million) mortgage loan from Zhejiang Yongyin Financial leasing Co., Ltd, a subsidiary of Ningbo Fenghua Rural Commercial Bank Co., Ltd, pledged with machinery and equipment RLSP purchased and fully paid with the market value of approximately RMB2.3 million. The loan has a two-year term with due date on November 19, 2023. For the nine months ended September 30, 2023, RLSP borrowed $552,204 (RMB 4 million) The loan balances were $378,578 and $135,357 as of September 30, 2023 and December 31, 2022, respectively.

On March 2022, RLSP borrowed $20,901 personal loans from two employees and $10,451 was repaid in April 2022. As of December 31, 2022, the outstanding loan balance was $10,149. The loans bear no interest and are due on demand. The loan was fully paid back on March 2023.

On November 18, 2022, RLSP entered a one-year bank loan of $1,884,823 (RMB 13 million) with Fenghua Chunhu branch, Bank of Ningbo, with the annual interest rate of 4.5%. The collateral pledged for the loan was the land use right with appraisal value of $3.44 million (approximately RMB 23.69 million). The loan was extended to September 30, 2023 on September 22, 2023. The loan balance was $1,780,578 and $1,884,823 as of September 30, 2023 and December 31, 2022, respectively.

On September 14, 2023, RLSP borrowed $2,054,513 (RMB 15 million) a short-term loan from unrelated individual. The loan bears no interest and has its maturity date of November 30, 2023. RLSP repaid back $1,780,578 (RMB 13 million) during September 2023. The loan balance was $273,935 (RMB 2 million) as of September 30, 2023.

Interest expense primarily consists of the interest incurred on the bank loans, commercial & individual loans and minor bank service charges. For nine months ended September 30, 2023 and 2022, the Company recorded the interest expense of $161,216 and $153,333, respectively. For three months ended September 30, 2023 and 2022, the Company recorded the interest expense of $56,762 and $50,765, respectively.

Note 7 – Borrowings

On May 9, 2020, RLSP entered a one-year term loan with Chunhu Branch, Ningbo Fenghua Rural Commercial Bank Co., Ltd. in the amount of $459,770 (approximate RMB 3 million) with the annum interest rate of 4.5%. The withdrawal of the loan was solely based on purchase transactions, which means the bank directs the cash outflows to the vendor’s account according to the documents of purchase transactions submit, such as the contract, purchase order, VAT invoices and etc. The loan was fully paid back in May 2021.

On September 18, 2020, RLSP entered a one-year bank loan of $383,142 (RMB 2.5 million) with Chunhu Branch, Ningbo Fenghua Rural Commercial Bank Co., Ltd. with the 6.42% annum interest rate. The collateral pledged for the RMB 2.5 million loan was the machinery and equipment with a total appraised value of $1.6 million. The loan was fully paid back on September 1, 2021.

On November 30, 2020, RLSP entered a one-year bank loan of $2,298,851 (RMB 15 million) with Fenghua Chunhu branch, Agricultural Bank of China Co., Ltd. with the annual interest rate of 4.7%. The collateral pledged for the loan was the land use right with appraisal value of $5.44 million (approximately RMB 35.2 million). RLSP repaid RMB 2 million and renewed $2,017,005 (RMB 13 million) loan on November 30, 2021 with one-year term. As of December 31, 2022 and 2021, the outstanding balances of the loan were $Nil, $2,046,567, respectively.

On August 1, 2019, RLSP entered a loan agreement with an unrelated individual to borrow up to $1,077,308 (RMB7.5 million). The loan term was from December 31, 2019 to June 30, 2022 with no interest bearing. Pursuant to the loan agreement, the loan may be converted to common stock of RLSP upon negotiation. As of December 31, 2020, the loan balances were $287,282 (RMB 2 million). On September 13, 2021, the outstanding RMB 7.5 million personal loan was converted to 427,323 shares of the Company’s common stocks in $2.5 per share agreed-upon by the two parties.

On October 19, 2020, RLSP entered a loan agreement with an unrelated individual to borrow $153,257 (RMB 1 million). The loan term was from October 19, 2020 to June 30, 2022 with no interest bearing. Pursuant to the loan agreement, the loan may be converted to common stock of RLSP upon negotiation. On November 30, 2020, RLSP paid $118,008 (RMB 770,000) out of $153,257 loan principal back. The creditor lent additional $7,550 cash to RLSP in the same terms. On September 27, 2021, a share subscription agreement was entered by the two parties, pursuant to which, the lender elected to convert $43,173 loan balance with 17,235 shares of RLI’s common stocks at the price of $2.50.

On April 30, 2021, RLSP borrowed $774,401 (RMB 5 million) short-term loan from an unrelated entity guaranteed by an individual person. The loan has a monthly interest rate of 1% with the due date on June 15, 2021. Pursuant to the loan agreement, the interest rate will increase to 2% monthly if RLSP is in default of loan terms and the lender may further obtain 5% of RLSP’s ownership. On November 10, 2021, RLSP extended the maturity date of the loan till April 30, 2022 with the other loan terms remain the same and the two parties have verbally agreed to extend the due date to December 31, 2022. As of December 31, 2022 and 2021, the loan balance were $275,474 (RMB 1.9 million) and $550,999 (RMB 3.5 million), respectively.

On September 1, 2021, RLSP borrowed $154,832 (RMB 1 million) short-term loan from an unrelated individual. The loan has annual interest rate of 13% with due date on August 31, 2022. RLSP has had several round financing transactions with the individual since then. As of December 31, 2022 and 2021, the individual loan balances were $98,591 (RMB 0.68 million) and $125,943 (RMB 0.8 million), respectively. Out of $150,798 loan balance, RMB500,000 loan was extended its maturity date to March 30, 2023 with no interest bearing on September 1, 2022.

On September 1, 2021, RLSP borrowed $247,732(RMB 1.6 million) short-term loan from an officer of RLSP. The loan has an annual interest rate of 8% with due date on August 31, 2022. RLSP repaid $69,256 and $85,453 back during 2022 and 2021, respectively. As of December 31, 2022 and 2021, the loan balances were $61,909 (RMB 0.43 million) and $165,300 (RMB 1.05 million), respectively. The loan was extended to March 30, 2023 on September 1, 2022 and the officer has waived loan interest during the loan extension period.

On November 30, 2021, RLSP borrowed $314,857 (RMB 2 million) mortgage loan from Zhejiang Yongyin Financial leasing Co., Ltd, a subsidiary of Ningbo Fenghua Rural Commercial Bank Co., Ltd, pledged with machinery and equipment RLSP purchased and fully paid with the market value of approximately RMB2.3 million. The loan has two-year term with due date on November 19, 2023. The loan balances were $135,357 and $301,453 as of December 31, 2022 and 2021, respectively.

On March 2022, RLSP borrowed $20,901 personal loans from two employees and $10,451 was repaid in April 2022. As of December 31, 2022, the outstanding loan balance was $10,149. The loans bear no interest and due on demand.

On November 18, 2022, RLSP entered a one-year bank loan of $1,884,823 (RMB 13 million) with Fenghua Chunhu branch, Bank of Ningbo. with the annual interest rate of 4.5%. The collateral pledged for the loan was the land use right with appraisal value of $3.44 million (approximately RMB 23.69 million). The loan balance was 1,884,823 as of December 31, 2022.

Interest expense primarily consists of the interest incurred on the bank loans, commercial & individual loans and minor bank service charges. For years ended December 31, 2022 and 2021, the Company recorded the interest expense of $187,528 and $183,543, respectively.